18. LEASES (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Leases
Lease liability, beginning	$ 0
Incorporation by adoption of IFRS 16	8
Increases	13
Discounted value measurement	3
Payments	(5)	$ 0	$ 0
Exchange differences on translation	(3)
Lease liability, ending	$ 16	$ 0